Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Mar. 31, 2024
Accounts Payable and Accrued Liabilities
Schedule Of Accounts Payable And Accrued Liabilities
	March 31, 2024	March 31, 2023
	($)	($)
Accounts payable	842,821	944,393
Accrued liabilities	285,987	236,470
Total	1,128,808	1,180,863